CONVERTIBLE NOTE (Details Narrative) - USD ($)			12 Months Ended
	Dec. 13, 2024	Dec. 10, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 11, 2024	Oct. 15, 2023	Mar. 01, 2023	Feb. 28, 2023	Mar. 14, 2022
Short-Term Debt [Line Items]
Principal amount			$ 1,635,000
Common stock, shares issued			8,630,000	6,400,000			6,400,000	50,000,000	50,000	5,700,000
Common stock, par value per share			$ 0.001	$ 0.001				$ 0.001	$ 1	$ 0.001
Gross proceeds of convertible note			$ 1,500,850
Pre-delivery shares received nominal fee			850
Pre-delivery shares related to the issuance of convertible note			1,500,000
Fair value adjustment for pre-delivery shares related to the issuance of convertible note			$ 1,499,150
Common Stock [Member]
Short-Term Debt [Line Items]
Common stock, shares issued						850,000
Common stock, par value per share						$ 0.001
Pre-delivery shares related to the issuance of convertible note, shares			850,000
November 2024 Securities Purchase Agreement [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount		$ 1,635,000
Bearing interest rate		7.00%
Convertible note term		one year
Original issue discount amount		$ 135,000
Common stock, shares issued		850,000
Common stock, par value per share		$ 0.001
Conversion price description		conversion price equal to the lower of (a) 80% of the lowest volume weighted average price measured during the period of ten (10) trading days prior to the conversion; and (b) the fixed price of $4.00 per share, subject to the restriction of the floor price of $1.00 per share for the possible future conversions into ordinary shares.
Conversion note description		the Company may prepay all or a portion of the Convertible Note at any time by paying 110% of the Outstanding Balance elected for pre-payment. From the date of the issuance and sale of the Convertible Note and the Pre-Delivery Shares to the maturity date, the Company can extend the maturity date up to twice, for six months each time, and each exercise of this right will increase the Outstanding Balance by 5%. However, the Company can only exercise the right if: (i) for the first exercise, the Outstanding Balance is $750,000 or less, and for the second, it is $375,000 or less; (ii) no Trigger Event has occurred before the exercise date; (iii) the company has not received a non-qualification letter regarding any Nasdaq listing rule.
Gross proceeds of convertible note	$ 1,635,000